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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-05400

                     Morgan Stanley Government Income Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY GOVERNMENT INCOME TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (unaudited)

PRINCIPAL                   DESCRIPTION
AMOUNT IN                       AND                       COUPON
THOUSANDS                  MATURITY DATE                   RATE        VALUE
---------                  -------------                  ------   -------------
            U.S. GOVERNMENT OBLIGATIONS (34.7%)
            U.S. Treasury Bonds
  $ 5,000   02/15/29                                        5.25%  $  4,979,690
      500   08/15/27                                       6.375        567,696
    6,300   02/15/25                                       7.625      8,002,972
   27,200   08/15/21                                       8.125     35,073,149
    7,840   02/15/20                                        8.50     10,255,700
    7,240   08/15/20                                        8.75      9,698,212
            U.S. Treasury Notes
   15,000   05/15/07                                       3.125     14,729,310
    3,500   11/15/06                                        3.50      3,478,811
    7,980   02/15/13                                       3.875      7,430,753
    8,000   05/15/14                                        4.75      7,806,568
    4,000   08/15/11                                        5.00      3,989,220
                                                                   ------------
            TOTAL U.S. GOVERNMENT OBLIGATIONS
            (Cost $108,866,263)                                     106,012,081
                                                                   ------------
            U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED
            SECURITIES (46.4%)
            Federal Home Loan Mortgage Corp. (4.0%)
    7,750   *                                               5.50      7,600,672
      592   07/01/28 - 02/01/33                             6.50        597,697
    2,091   10/01/26 - 05/01/33                             7.50      2,165,455
      316   11/01/23 - 02/01/31                             8.00        333,822
      486   12/01/18 - 02/01/19                             9.50        526,375
      599   10/01/09 - 08/01/20                            10.00        651,029
      342   08/01/14 - 05/01/19                            10.50        374,855
                                                                   ------------
                                                                     12,249,905
                                                                   ------------
            Federal Home Loan Mortgage Corp. ARM (0.7%)
      685   07/01/34                                       3.527        672,116
    1,405   08/01/34                                       4.146      1,384,822
                                                                   ------------
                                                                      2,056,938
                                                                   ------------
            Federal National Mortgage Assoc. (21.4%)
    7,000   *                                               4.50      6,342,656

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
    3,537   06/01/29 - 02/01/33                             6.50      3,570,277
   37,136   10/01/13 - 05/01/36                             7.00     38,020,523
   10,150   *                                               7.00     10,375,204
    3,881   01/01/22 - 09/01/35                             7.50      4,021,966
    2,410   12/01/21 - 02/01/32                             8.00      2,544,829
      346   07/01/24 - 05/01/25                             8.50        370,949
       32   09/01/16 - 07/01/23                             9.00         34,417
       87   09/01/19 - 01/01/21                             9.50         95,142
                                                                   ------------
                                                                     65,375,963
                                                                   ------------
            Federal National Mortgage Assoc. ARM
            (18.2%)
    1,775   07/25/36 (WI)                                   0.60      1,834,906
    2,975   07/01/36                                       1.354      3,076,334
      681   07/01/34                                       3.583        674,087
      917   09/01/34                                       4.105        904,764
      880   10/01/34                                       4.129        874,610
    2,513   02/01/34                                       4.329      2,451,712
      737   10/01/34                                       4.375        730,261
    9,014   01/01/35                                       4.727      9,158,026
    1,240   07/01/33                                       5.663      1,247,962
    3,264   03/01/36                                        6.10      3,331,295
    2,890   03/01/36                                       6.116      2,969,741
    6,121   01/01/36                                       6.165      6,288,970
    6,051   01/01/36                                       6.164      6,247,956
    3,800   04/01/36                                       6.406      3,927,044
    2,993   05/01/36                                       6.489      3,093,319
    5,992   04/01/36                                       6.671      6,261,705
    2,529   03/01/36                                       7.015      2,609,941
                                                                   ------------
                                                                     55,682,633
                                                                   ------------
            Government National Mortgage Assoc. (1.8%)
    1,514   03/15/26 - 03/15/29                             6.00      1,506,950
      611   06/15/28 - 08/15/29                             6.50        620,176
      546   12/15/22 - 10/15/29                             7.50        571,276
      795   06/15/16 - 01/15/30                             8.00        836,653
    1,403   04/15/21 - 11/15/24                             8.50      1,517,031
      429   06/15/17 - 02/15/25                             9.00        464,148
       42   12/15/19 - 08/15/20                             9.50         46,170
                                                                   ------------
                                                                      5,562,404
                                                                   ------------
            Government National Mortgage Assoc. II
            (0.3%)
      767   03/20/26 - 05/20/29                             6.50        776,506
       53   11/20/29                                        7.50         54,753
                                                                   ------------
                                                                        831,259
                                                                   ------------

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
            TOTAL U.S. GOVERNMENT AGENCIES - MORTGAGE-
            BACKED SECURITIES (Cost $141,968,960)                   141,759,102
                                                                   ------------
            U.S. GOVERNMENT AGENCIES - BONDS & NOTES
            (18.8%)
            Federal Home Loan Mortgage Corp.
   34,300   08/15/06                                        2.75     34,192,161
   10,400   04/15/09                                        3.25      9,783,082
    7,550   09/15/09                                       6.625      7,813,729
            Federal National Mortgage Assoc.
    1,350   06/15/10                                       7.125      1,429,622
    1,550   01/15/10                                        7.25      1,639,251
            Tennessee Valley Authority
    2,235   05/01/30                                       7.125      2,678,737
                                                                   ------------
            TOTAL U.S. GOVERNMENT AGENCIES - BONDS &
            NOTES (Cost $58,823,212)                                 57,536,582
                                                                   ------------
            U.S. GOVERNMENT AGENCIES - COLLATERALIZED
            MORTGAGE OBLIGATIONS (5.7%)
            Federal Home Loan Mortgage Corp.
    1,391   2778 FV 03/15/34                               5.799+     1,404,585
    2,013   Whole Loan Ser 2005 - S001 2A2 09/25/45        5.472+     2,020,272

            Federal National Mortgage Assoc.
    1,909   2002 - 77 FH  12/18/32                         5.652+     1,927,644
    4,340   2006-5 2A1 11/25/28                            5.373+     4,342,992
    2,931   2006-28 1A1 03/25/36                           5.432+     2,930,886
   34,172   2006-28 1P IO 03/25/36                         1.519+       897,019
    1,644   Grantor Trust Ser 2004 - T5 A11 05/28/35       5.396+     1,647,118
      443   Grantor Trust Ser 2004 - T5 A13 05/28/35       5.406+       443,879
    1,945   Whole Loan Ser 2005 - W2 A1 05/25/35           5.523+     1,954,032
                                                                   ------------
            TOTAL U.S. GOVERNMENT AGENCIES -
            COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost $17,552,723)                                       17,568,427
                                                                   ------------
            FOREIGN GOVERNMENT OBLIGATION (0.3%)
MXN 8,300   Mexican Fixed Rate Bond 12/05/24
            (Cost $762,758)                                10.00        766,829
                                                                   ------------

NUMBER OF
CONTRACTS
---------
            PUT PURCHASE OPTION (0.0%)
       83   90 DAY Euro $
            June/2007 @ $94.25 (Cost $22,578)                            36,312
                                                                   ------------

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
PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENTS (1.9%)
            U.S. GOVERNMENT OBLIGATION (a) (0.3%)
  $   800   U.S. Treasury Bill 07/13/06**
            (Cost $798,864)                                 4.26        798,864
                                                                   ------------
            REPURCHASE AGREEMENT (1.6%)
    4,854   Joint repurchase agreement account due
            07/03/06 (dated 06/30/06; proceeds
            $4,856,110) (b) (Cost $4,854,000)              5.215      4,854,000
                                                                   ------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $5,652,864)                                         5,652,864
                                                                   ------------
            TOTAL INVESTMENTS (Cost $333,649,358) (c)
            (d)                                            107.8%   329,332,197
            LIABILITIES IN EXCESS OF OTHER ASSETS           (7.8)   (23,829,958)
                                                           -----   ------------
            NET ASSETS                                     100.0%  $305,502,239
                                                           =====   ============

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----------
ARM  Adjustable Rate Mortgage.

I0   Interest Only Security.

WI   Security purchased on a when-issued basis.

* Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

** A portion of this security has been physically segregated in connection with open futures contracts in the amount equal to $128,275.

+    Floating rate security, rate shown is the rate in effect at June 30, 2006.

(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b)  Collateralized by federal agency and U.S. Treasury obligations.

(c) Securities have been designated as collateral in an amount equal to $142,915,835 in connection with securities purchased on a forward commitment basis, open futures contracts and when-issued securities.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $920,359 and the aggregate gross unrealized depreciation is $5,237,520, resulting in net unrealized depreciation of $4,317,161.

FUTURES CONTRACTS OPEN AT JUNE 30, 2006:

                          DESCRIPTION,         UNDERLYING      UNREALIZED
NUMBER OF    LONG        DELIVERY MONTH        FACE AMOUNT    APPRECIATION
CONTRACTS   SHORT           AND YEAR            AT VALUE     (DEPRECIATION)
---------   -----        --------------       ------------   --------------
   299      Long      U.S. Treasury Notes     $ 30,918,469     ($151,828)
                    10 Year, September 2006
   154      Long      U.S. Treasury Notes       16,425,063        29,616
                     5 Year, September 2006
   320      Long       U.S. Treasury Bond      (64,890,003)      180,381
                    20 Year, September 2006
    40      Short     U.S. Treasury Notes       (4,194,375)       29,202
                     2 Year, September 2006
                                                              ----------
                    Net Unrealized Appreciation...........    $   87,371
                                                              ==========

Currency Abbreviation:

----------
MXN  Mexican New Peso.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Government Income Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
August 10, 2006


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